NOTE 7 - COMMITMENTS & CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Jan. 11, 2011 USD ($)	Dec. 31, 2010 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation						$ 213,000
Payments to Acquire Software	56,496	24,000
Loss Contingency, Damages Sought, Value (in Dollars)			191,246.11	161,673.67
Cancellation of Restricted Shares					$ 500,000